Retirement Benefit Obligation - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee Benefits [Abstract]
Discount rate	11.20%	9.70%	9.80%
Increases in employer subsidies (as a percent)	0.00%
Retirement age (in years)	60 years	60 years	60 years
Medical inflation rate	8.50%	7.80%	7.90%
Retirement benefit costs	R 842	R 766
Subsidy for every completed year of employment (as a percent)	2.00%
Maximum subsidy to be paid (as a percent)	50.00%
Expected employed members that will be married at retirement or earlier death (as a percent)	90.00%
Expected age gap between husbands and their younger wives (term)	4 years
Expected contributions to the benefit plan in 2021	R 11
Weighted average duration of the defined benefit obligation	12 years 6 months